Revenues From Major Product Lines (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenue from External Customer [Line Items]
Revenue	$ 9,779		$ 15,032		$ 27,470
MahJong and Casino Casual Games
Revenue from External Customer [Line Items]
Revenue	4,301		7,065		13,120
MMOs
Revenue from External Customer [Line Items]
Revenue	1,908	[1]	6,968	[1]	8,550	[1]
RPGs
Revenue from External Customer [Line Items]
Revenue	1,914	[2]
Cloud Computing Services
Revenue from External Customer [Line Items]
Revenue	1,580		926
Others
Revenue from External Customer [Line Items]
Revenue	$ 76		$ 73		$ 5,800

[1]	MMOs: Massively multiplayer online games
[2]	RPGs: Role playing games